Deposits and Subordinated Debt	9 Months Ended
Jul. 31, 2026
Disclosure of Deposits and Subordinated Debt [Abstract]
Deposits and Subordinated Debt
Note 4: Deposits and Subordinated Debt
Deposits

	Payable on demand
		Non-interest	Payable	Payable on a
(Canadian $ in millions)	Interest bearing	bearing	after notice (1)	fixed date (2) (3)	July 31, 2026	October 31, 2025
Amortized cost deposits by:
Banks (4)	$4,313	$1,924	$1,316	$27,309	$34,862	$27,621
Business and government (5)	82,965	44,683	229,298	265,379	622,325	585,497
Individuals (5)	4,073	39,414	156,479	96,002	295,968	306,922
Total amortized cost deposits	91,351	86,021	387,093	388,690	953,155	920,040
Deposits at FVTPL	–	–	–	64,679	64,679	56,162
Total (6)	$91,351	$86,021	$387,093	$453,369	$1,017,834	$976,202
Booked in:
Canada	$75,730	$73,850	$176,883	$315,587	$642,050	$620,858
United States	15,514	12,171	206,070	77,626	311,381	305,472
Other countries	107	–	4,140	60,156	64,403	49,872
Total	$91,351	$86,021	$387,093	$453,369	$1,017,834	$976,202
(1)Includes $45,438 million of non-interest bearing deposits as at July 31, 2026 ($43,766 million as at October 31, 2025).
(2)Includes $73,838 million of senior unsecured debt as at July 31, 2026 subject to the Bank Recapitalization (Bail-In) regime ($62,843 million as at October 31, 2025). The Bail-In regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares if the bank becomes non-viable.
(3)Deposits totalling $26,570 million as at July 31, 2026 ($27,819 million as at October 31, 2025) can be redeemed early, either fully or partially, by customers without penalty. These are classified as payable on a fixed date, based on their remaining contractual maturities.
(4)Includes regulated and central banks.
(5)The carrying value of deposits that are part of fair value hedging relationships are adjusted for related gains (losses) on hedge contracts.
(6)Includes $535,463 million of deposits denominated in U.S. dollars as at July 31, 2026 ($508,058 million as at October 31, 2025), and $69,542 million of deposits denominated in other foreign currencies ($59,697 million as at October 31, 2025).

The following table presents deposits payable on a fixed date and greater than one hundred thousand dollars:

(Canadian $ in millions)	Canada	United States	Other	Total
As at July 31, 2026	$273,963	$70,995	$60,156	$405,114
As at October 31, 2025	259,670	69,206	47,386	376,262
The following table presents the maturity schedule for deposits payable on a fixed date greater than one hundred thousand dollars, which are booked in Canada:

(Canadian $ in millions)	Less than 3 months	3 to 6 months	6 to 12 months	Over 12 months	Total
As at July 31, 2026	$51,867	$37,203	$53,520	$131,373	$273,963
As at October 31, 2025	51,591	32,105	56,129	119,845	259,670
Subordinated Debt
On July 22, 2026, we redeemed all of our $1,000 million 1.928% Series K Medium-Term Notes (NVCC) First Tranche, at a redemption price of 100% of the principal amount plus accrued and unpaid interest to, but excluding, the redemption date.
On December 15, 2025, $25 million of the $150 million Subordinated Debentures Series 20 matured. $25 million will mature on December 15 every three years starting 2025 with the final maturity in 2040.